Cover	Aug. 27, 2026
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Aug. 27, 2026
Entity File Number	001-33190
Entity Registrant Name	McEWEN INC.
Entity Central Index Key	0000314203
Entity Tax Identification Number	84-0796160
Entity Incorporation, State or Country Code	CO
Entity Address, Address Line One	150 King Street West
Entity Address, Address Line Two	Suite 2800
Entity Address, City or Town	Toronto
Entity Address, State or Province	ON
Entity Address, Country	CA
Entity Address, Postal Zip Code	M5H 1J9
City Area Code	866
Local Phone Number	441-0690
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock
Trading Symbol	MUX
Security Exchange Name	NYSE
Entity Emerging Growth Company	false